Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	200,000,000	200,000,000
Preferred stock, shares outstanding (in shares)	0	0
Preferred stock, shares issued (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	600,000,000	600,000,000
Common stock, shares issued (in shares)	432,000,000	431,000,000
Treasury stock, shares (in shares)	99,000,000	103,000,000